Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Non-Cancellable Land and Operational Lease Commitments
As of December 31, 2016 the Partnership has future minimum non-cancellable land and operational lease commitments as follows:

(in US$ millions)
2017	14.3
2018	10.8
2019	10.9
2020	10.9
2021	11.0
Thereafter	79.7
Total	137.6

Schedule of Capital Commitments and Other Contractual Commitments
The Partnership had capital commitments and other contractual commitments (mainly related to construction work in progress) as follows:

(in US$ millions)	2016	2015
2016	—	9.8
2017	6.8	0.3
Thereafter	0.1	—
Total	6.9	10.1